Related Party Transactions (Details) - USD ($)	1 Months Ended			3 Months Ended		9 Months Ended
	Dec. 31, 2025	Oct. 31, 2025	Feb. 28, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2022
Related Party Transaction [Line Items]
Total revenue				$ 1,242,000,000	$ 983,000,000	$ 3,430,000,000	$ 2,766,000,000
Operating expenses				1,027,000,000	780,000,000	2,879,000,000	2,252,000,000
Accounts receivable, net	$ 984,000,000			984,000,000		984,000,000			$ 1,107,000,000
Other current liabilities	442,000,000			442,000,000		442,000,000			426,000,000
Contract liabilities	331,000,000			331,000,000		331,000,000			209,000,000
Additional (reversal of) provision				0	1,000,000	(1,000,000)	17,000,000
Accounts receivable, allowance	19,000,000			19,000,000	20,000,000	19,000,000	20,000,000	$ 19,000,000	20,000,000	$ 19,000,000	$ 3,000,000
Proceeds from equity method investments				54,800,000	5,600,000	59,200,000	6,900,000
Total prepaid expenses and other current assets	362,000,000			362,000,000		362,000,000			256,000,000
Proceeds from settlement of loans, including convertible loans						56,000,000	0
Ampere | Convertible loans receivable
Related Party Transaction [Line Items]
Proceeds from settlement of loans, including convertible loans	39,300,000
Ampere | Loans receivable
Related Party Transaction [Line Items]
Convertible debt, noncurrent									33,800,000
Arduino
Related Party Transaction [Line Items]
Loan receivable, noncurrent									16,600,000
Proceeds from settlement of loans, including convertible loans		$ 16,900,000
Loan receivable, credit loss reversal						16,800,000
Related Party
Related Party Transaction [Line Items]
Total revenue				338,000,000	285,000,000	1,088,000,000	601,000,000
Operating lease, lease income, lease payments				200,000	200,000	700,000	900,000
Accounts receivable, net	248,000,000			248,000,000		248,000,000			279,000,000
Other current liabilities	10,000,000			10,000,000		10,000,000			11,000,000
Contract liabilities	91,000,000			91,000,000		91,000,000			105,000,000
Related Party | Cerfe Labs, Inc. | Loans receivable
Related Party Transaction [Line Items]
Loan receivable, noncurrent	3,200,000			3,200,000		3,200,000			3,200,000
Service Share Arrangement | Related Party
Related Party Transaction [Line Items]
Total revenue				136,800,000	232,900,000	580,900,000	503,200,000
Operating expenses				14,500,000	13,900,000	43,000,000	45,300,000
Net receivable	248,100,000			248,100,000		248,100,000			284,600,000
Accounts receivable, net	258,100,000			258,100,000		258,100,000			294,500,000
Other current liabilities	10,000,000			10,000,000		10,000,000			9,900,000
Contract liabilities	85,700,000			85,700,000		85,700,000			104,200,000
Additional (reversal of) provision				0	0	0	16,000,000
Accounts receivable, allowance	16,000,000			16,000,000		16,000,000			16,000,000
Common Control in SoftBank | Related Party
Related Party Transaction [Line Items]
Total revenue				200,200,000	51,100,000	504,200,000	94,300,000
Accounts receivable, net	0			0		0			0
Contract liabilities	0			0		0			0
Contract assets	498,700,000			498,700,000		498,700,000			145,500,000
Common Control in SoftBank | Related Party | Ampere
Related Party Transaction [Line Items]
Total revenue				1,300,000	1,000,000	2,700,000	3,000,000
Other Equity Investments | Related Party
Related Party Transaction [Line Items]
Accounts receivable, net	6,300,000			6,300,000		6,300,000			700,000
Contract liabilities	5,200,000			5,200,000		5,200,000			700,000
Contract assets	$ 500,000			500,000		500,000			6,300,000
Linaro Agreement | Related Party
Related Party Transaction [Line Items]
Other current liabilities									700,000
Subscription costs incurred				$ 1,600,000	$ 2,400,000	$ 6,100,000	$ 7,800,000
Amounts of transaction			$ 4,000,000
Total prepaid expenses and other current assets									$ 2,400,000
Acetone Limited
Related Party Transaction [Line Items]
Ownership percentage												10.00%
Arm China | Acetone Limited
Related Party Transaction [Line Items]
Ownership percentage												48.20%